Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations

3.  BUSINESS COMBINATIONS

Business combinations in 2021:

During the years ended 2021, the Group completed three business combinations. The total consideration amounted to RMB23,000,000 (USD3,609,202). The consideration paid is RMB19,530,000 (USD3,064,683). The results of the acquired hotel’s operation have been included in the Company’s consolidated financial statements since its respective dates of acquisition. The Group completed the valuations necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests (if applicable) with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates. Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions. The initial accounting is incomplete as the valuations of intangible assets are provisional.

The net revenue and net loss of the acquire included in the consolidated statements of operations for the year ended December 31, 2021 were not material. Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.

The following is a summary of the fair values of the aggregate assets acquired and liabilities assumed:

	2021	Amortization Period
Property and equipment	92,075	10 years
Intangible assets
Trademark	36,896,000	10 years
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	23,000,000

Business combinations in 2020:

During the years ended 2020, the Group completed one business combinations of one hotel. The total consideration amounted to RMB2,200,000, among which RMB153,251 was allocated to goodwill. The business acquisition was accounted for under purchase accounting. The acquired hotel was considered insignificant. The results of the acquired hotel’s operation have been included in the Company’s consolidated financial statements since its respective dates of acquisition.

Business combinations in 2019:

During the years ended 2019, the Group completed four business combinations, including Argyle Group, Urban Hotel Group and other two companies. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Group completed the valuations necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests (if applicable) with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

3.  BUSINESS COMBINATIONS (CONTINUED)

Argyle Group

On April 4, 2019, the Group completed the acquisition of Argyle Group through acquiring 60% equity interest in Argyle Beijing. Argyle Group is an owner and operator of hotels, with a network of mid-scale and up-scale brands in China and Southeast Asia. The total consideration amounted to RMB126,819,172, which was measured at the fair value of the 626,746 ordinary shares on the acquisition date and cash consideration of RMB65,779,032. The business acquisition was accounted for under purchase accounting.

The net revenue and net loss of the acquire included in the consolidated statements of operations for the year ended December 31, 2019 were RMB11,882,976 and RMB7,694,834, respectively.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2019	Amortization Period
Current assets	3,777,860
Property and equipment	1,013,378	3 - 17 years
Intangible assets
Purchased software	669,206	4 - 7 years
Trademark	230,500,000	Indefinite life
Goodwill	42,198,903
Current liabilities	(7,618,079)
Deferred tax liabilities	(57,625,000)
Non current liabilities	(15,642,000)
Noncontrolling interest	(70,455,096)
Total	126,819,172

Urban Hotel Group

On November 30, 2019, the Group completed the acquisition of Urban Hotel Group through acquiring 70% equity interest in Shandong Xinghui. Urban Hotel Group is a leading franchised hotel operator in China. The total consideration amounted to RMB 190,349,496, which was measured at the fair value of the 870,908 ordinary shares on the acquisition date, RMB126,000,000 of cash consideration and the fair value of the contingent consideration and the returnable consideration depending on the achievement or failing of certain financial targets on annual basis (“Contingent Consideration Arrangement”) on the acquisition date. Pursuant to the clause of the agreement, the estimated contingent consideration will not exceed RMB105million and the estimated returnable consideration will not exceed RMB69million. The Group has assessed such Contingent Consideration Arrangement to be classified as a financial liability and remeasured at the end of each reporting period with any changes in its fair value to be recognized in its consolidated profit and loss statements. With the assistance of an independent third-party valuation firm based on the Company’s assessment of whether certain financial targets could be achieved or not, the fair value of the returnable consideration and contingent consideration recognized as of the acquisition date is RMB3,333,421 and RMB4,027,207, respectively. The business acquisition was accounted for under purchase accounting.

3.  BUSINESS COMBINATIONS (CONTINUED)

Urban Hotel Group (continued)

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2019	Amortization Period
Current assets (i)	50,482,296
Property and equipment	6,913,189	3 - 10 years
Intangible assets
Favorable leases	20,100,000	Remaining lease terms
Trademark	212,800,000	Indefinite life
Purchased software	34,739	2 years
Deferred tax assets	4,000,000
Other assets	4,537,000
Goodwill	49,037,577
Current liabilities	(19,831,341)
Non current liabilities	(11,517,000)
Deferred tax liabilities	(58,225,000)
Noncontrolling interest	(67,981,964)
Total	190,349,496
(i)	Current assets acquired primarily included cash and cash equivalent of RMB28,162,864, other receivables of RMB16,928,966 and accounts receivable of RMB5,116,320.

Others

On July 1, 2019, the Group completed the acquisition of a company at consideration of RMB37,255,016 of current assets which were effectively settled upon the acquisition.

On August 31, 2019, the Group completed the acquisition of one hotel at a cash consideration of RMB5,530,000.

As the acquires are unlisted companies, the fair value measurements for the non-controlling interest and previously held equity interest are estimated with reference to the purchase price per share as of the acquisition date and adjustment for the lack of control and marketability.

The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these two acquirees were immaterial to the consolidated financial statements.

The Group incurred transaction cost of RMB2,589,034 for the abovementioned four acquisitions, which was expensed and recorded in general and administrative expenses in the year ended December 31, 2019.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third-party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flow (c) financial multiple of companies in the same industry and (d) adjustment for lack of control and marketability.

3.  BUSINESS COMBINATIONS (CONTINUED)

Others (continued)

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that do not qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes. In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. All the acquired business has been integrated with the Group’s business. The Group concluded that it has only one reporting unit. Accordingly, goodwill is allocated to one single reporting unit.